Long-Term Debt Schedule of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term financing	$ 2,641	$ 1,772
Various notes payable	4,521	6,235
Loan facility	0	9,998
Convertible notes	0	22,500
Total long-term debt	7,162	40,505
Less current portion of long-term debt and short-term financing	(4,404)	(3,675)
Long-term debt	2,758	36,830
Less unamortized discounts	0	(6,504)
Long-term debt, net of discount and current portion	$ 2,758	$ 30,326